Summary of Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America except for benefit payments which are recorded when paid.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Contributions

Contributions

Participant contributions are recorded when the Company makes payroll deductions from eligible Plan participants. Employer contributions are accrued in the period in which they become obligations of the Company.

Valuation of Investments

Valuation of Investments

The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3, “Fair Value Measurements,” for a discussion on fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Net Appreciation in Fair Value of Investments

Net Appreciation in Fair Value of Investments

The Plan presents, in the Statement of Changes in Net Assets Available for Benefits, the net appreciation in the fair value of its investments, which consists of the net realized gains and the unrealized appreciation on these investments. Investment related expenses are included in net appreciation of fair value of investments.

Administrative Expenses

Administrative Expenses

Administrative expenses are calculated on a quarterly basis using a fixed fee formula based on participant headcount. Administrative expenses are subject to offset for revenue received from investments based on average quarterly assets. Any remaining balance, after the application of the offsets, is charged to participants’ accounts on a quarterly basis. Certain expenses of maintaining the Plan are paid for by the Company and are excluded from these financial statements.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued, but unpaid, interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the recordkeeper deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.